SELLING, GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2019
General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE

The following table summarizes the detail of selling, general and administrative expense for the years ended December 31, 2019 and 2018:

	2019	2018
Compensation and related costs	$33,502,020	$10,656,107
Advertising and marketing	18,228,262	11,457,572
Professional fees	2,542,357	1,788,425
Technology development	2,408,338	1,152,108
General and administrative	29,943,272	10,909,718
	$86,624,249	$35,963,930